STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock [Member]
Option Indexed to Issuer's Equity [Line Items]
Unrecognized compensation and non-vested		$ 0	$ 0
Share-based compensation, vesting period		1 year
Maximum [Member] | Restricted Stock [Member]
Option Indexed to Issuer's Equity [Line Items]
Share-based compensation, expiration term		10 years
Stock Options [Member]
Option Indexed to Issuer's Equity [Line Items]
Vesting term	one	one-year or two-year anniversary date of the grant
Unrecognized compensation and non-vested	$ 226,716	$ 381,547	$ 381,547
Weighted average granted date fair value stock options granted		$ 1.34	$ 299
Fair value of option vested		$ 1,341,002	$ 414,902
Stock Options [Member] | Maximum [Member]
Option Indexed to Issuer's Equity [Line Items]
Share-based compensation, expiration term	10 years	10 years